Dividend Per Common Share - Additional Information (Detail) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information of dividends [line items]
Dividend per common share	€ 0.29
Common shares B [member]
Disclosure of detailed information of dividends [line items]
Proposed dividend	€ 0.00725
Financial rights attached to shares	1/40th of a common share
Dividends paid on common shares		1/40th of the dividend paid on common shares
Final dividend 2018 [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share	€ 0.15
Final dividend 2018 [member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share	0.00375
Interim dividend 2018 [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share	€ 0.14
Percentage of shareholders receive cash dividend	56.00%
Percentage of shareholders receive stock dividend	44.00%
Cash dividend payable per common share	€ 0.14
Stock dividend payable description	The stock dividend amounted to one new Aegon common share for every 37 common shares held.
Dividend payable, date to be paid	Sep. 21, 2018
Stock repurchase program to repurchase common shares	24,133,950
Period of repurchase	Between October 1, 2018, and November 9, 2018
Common shares repurchased average price per share	€ 5.43
Interim dividend 2018 [member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Proposed dividend	€ 0.0035
Dividends paid on common shares	1/40th of the dividend paid on common shares
Interim dividend 2017 [member]
Disclosure of detailed information of dividends [line items]
Percentage of shareholders receive cash dividend	58.00%	57.00%
Percentage of shareholders receive stock dividend	42.00%	43.00%
Cash dividend payable per common share		€ 0.13
Stock dividend payable description	The stock dividend amounted to one new Aegon common share for every 36 common shares held.
Dividend payable, date to be paid		Sep. 15, 2017
Stock repurchase program to repurchase common shares		51,864,626
Period of repurchase	Between October 2, 2017, and December 15, 2017.
Common shares repurchased average price per share		€ 5.0950
Dividend per common share	€ 0.14
Interim dividend 2017 [member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividends paid on common shares		1/40th of the dividend paid on common shares
Final dividend 2017 [member]
Disclosure of detailed information of dividends [line items]
Stock dividend payable description	One new Aegon common share for every 39 common shares held
Dividend payable, date to be paid	Jun. 22, 2018
Stock repurchase program to repurchase common shares		21,954,140
Period of repurchase	Between July 2, 2018, and August 10, 2018.
Common shares repurchased average price per share		€ 5.34
Final dividend 2016 [member]
Disclosure of detailed information of dividends [line items]
Percentage of shareholders receive cash dividend		54.00%
Percentage of shareholders receive stock dividend		46.00%
Stock dividend payable description	One new Aegon common share for every 30 common shares held.
Dividend payable, date to be paid		Jun. 23, 2017
Dividend per common share		€ 0.13
Interim dividend 2016 [member]
Disclosure of detailed information of dividends [line items]
Percentage of shareholders receive cash dividend			58.00%
Percentage of shareholders receive stock dividend			42.00%
Cash dividend payable per common share			€ 0.13
Stock dividend payable description			The stock dividend amounted to one new Aegon common share for every 28 common shares held.
Dividend payable, date to be paid			Sep. 16, 2016
Stock repurchase program to repurchase common shares			30,765,224
Period of repurchase	Between October 3, 2016, and November 11, 2016.
Common shares repurchased average price per share			€ 3.8406
Interim dividend 2016 [member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividends paid on common shares			1/40th of the dividend paid on common shares